As filed with the Securities and Exchange Commission on October 23, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741

(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2015

Item 1. Schedule of Investments.
GoodHaven Fund
SCHEDULE OF INVESTMENTS at August 31, 2015 (Unaudited)

Shares	COMMON STOCKS - 68.4%	Value
	Computer & Internet Software - 5.9%
12,600	Google, Inc. - Class A 1	$8,162,532
13,000	Google, Inc. - Class C 1	8,037,250
		16,199,782

	Computers & Peripheral Equipment - 5.6%
433,400	Hewlett-Packard Co.	12,161,204
338,442	Systemax, Inc. 1	3,086,591
		15,247,795

	Consumer Products - 3.6%
100,000	Spectrum Brands Holdings, Inc.	9,828,000

	Diversified Holding Companies - 8.4%
7,200	Berkshire Hathaway, Inc. - Class B 1	965,088
1,175,320	Dundee Corp. 1, 2	9,264,266
350,000	HRG Group, Inc. 1	4,508,000
387,512	Leucadia National Corp.	8,316,008
		23,053,362

	Financial Services - 3.3%
290,300	Federated Investors, Inc. - Class B	8,999,300

	Loan Servicing - 9.5%
1,593,106	Walter Investment Management Corp. 1, 2, 3	26,190,663

	Marine Services & Equipment - 2.4%
438,044	Stolt-Nielsen Ltd. 2	6,672,092

	Metals & Mining - 5.2%
2,032,150	Barrick Gold Corp.	14,123,442

	Oil & Gas Exploration & Production - 10.5%
1,689,700	Birchcliff Energy Ltd. 1, 2	8,836,376
788,280	EXCO Resources, Inc.	658,765
2,655,055	WPX Energy, Inc. 1	19,408,452
		28,903,593

	Property/Casualty Insurance - 6.2%
15,482	Alleghany Corp. 1	7,273,289
13,411	White Mountains Insurance Group	9,646,666
		16,919,955

	Retailing - 6.0%
261,600	Sears Holdings Corp. 1	6,979,488
663,900	Staples, Inc.	9,434,019
		16,413,507

	Telecommunications - 1.8%
110,000	Verizon Communications, Inc.	5,061,100

	TOTAL COMMON STOCKS (Cost $218,677,987)	187,612,591

	CONVERTIBLE PREFERRED STOCKS - 1.2%
	Oil & Gas Exploration & Production - 1.2%
85,900	WPX Energy, Inc. 1	3,348,382

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,295,000)	3,348,382

	GUERNSEY INVESTMENT FUND - 1.8%
762,123	JZ Capital Partners Limited 2	5,075,518

	TOTAL GUERNSEY INVESTMENT FUND (Cost $4,201,658)	5,075,518

	REAL ESTATE INVESTMENT TRUSTS - 1.0%
68,058	Seritage Growth Properties 1	2,701,222

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,635,891)	2,701,222

	MISCELLANOUS SECURITIES - 0.6% 1, 4
	TOTAL MISCELLANOUS SECURITIES (Cost $800,882)	1,508,980

	Total Investments (Cost $230,611,418) - 73.0%	200,246,693
	Cash and Other Assets in Excess of Liabilities - 27.0%	74,146,593
	TOTAL NET ASSETS - 100.0%	$274,393,286

1	Non-income producing security.
2	A portion of this security is considered illiquid. As of August 31, 2015, the total market value of illiquid securities was $22,912,224 or 8.4% of net assets.
3	Affiliated company as defined by the Investment Company Act of 1940.

	Share Balance December 1, 2014	Purchases	Sales	Share Balance August 31, 2015	Realized Gain (Loss)	Dividend Income	Value August 31, 2015	Acquisition Cost
Walter Investment Management Corp.	1,763,106	50,000	220,000	1,593,106	$(3,411,390)	$-	$26,190,663	$37,041,787

4	Represents previously undisclosed securities which the Fund has held for less than one year.

The cost basis of investments for federal income tax purposes at August 31, 2015 was as follows+:

Cost of investments	$235,491,419
Gross unrealized appreciation	33,277,452
Gross unrealized depreciation	(68,522,178)
Net unrealized depreciation	$(35,244,726)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report..

GoodHaven Fund
Summary of Fair Value Exposure at August 31, 2015 (Unaudited)

GoodHaven Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2015. See the Schedule of Investments for industry breakouts.

	Level 1	Level 2	Level 3	Total
Common Stocks	$187,612,591	$–	$–	$187,612,591
Convertible Preferred Stocks	3,348,382	–	–	3,348,382
Guernsey Investment Fund	5,075,518	–	–	5,075,518
Real Estate Investment Trusts	2,701,222	–	–	2,701,222
Miscellaneous Securities	–	1,508,980	–	1,508,980
Total Investments	$198,737,713	$1,508,980	$–	$200,246,693

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)  /s/ Elaine E. Richards
                      Elaine E. Richards, President

Date                9/23/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title*    /s/ Elaine E. Richards
                     Elaine E. Richards, President

Date                9/23/2015

By (Signature and Title)*      /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date                10/22/2015

* Print the name and title of each signing officer under his or her signature.